Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Stevanato Group S.p.A. is filing this Amendment No. 1 (the “Form 20-F/A”) to its Annual Report on Form 20-F for the period ended December 31, 2021 (the “Form 20-F”), which was filed with the Securities and Exchange Commission on March 8, 2022, to (i) submit the Interactive Data File (as defined in Rule 11 of Regulation S-T) as Exhibit 101 to the Form 20-F/A in accordance with Rule 405 of Regulation S-T (Exhibit 101 was omitted from the Form 20-F in accordance with the 30-day grace period provided under Rule 405 of Regulation S-T), (ii) provide audited financial statements for the fiscal year ended December 31, 2019, including the report of the independent registered public accounting firm thereto, (iii) include certain additional information to the cover page, Item 4.B Item 5, Item 7.B, Item 14, Item 15, Item 16.C and Item 19 of the Form 20-F, and (iv) correct certain clerical and typographical errors. Except as set forth above, this Form 20-F/A does not modify or update any of the disclosures in the Form 20-F. This Form 20-F/A speaks as of the time of filing of the Form 20-F, does not reflect events that may have occurred subsequent to such filing, and does not modify or update in any way disclosures made in the Form 20-F.
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Stevanato Group S.p.A.
Entity Central Index Key	0001849853
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	295,540,036
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Ordinary shares without par value
Trading Symbol	STVN
Security Exchange Name	NYSE
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	L6
Entity File Number	001-40618
Entity Address, Address Line One	Via Molinella 17
Entity Address, Postal Zip Code	35017
Entity Address, City or Town	Piombino Dese – Padua
Entity Address, Country	IT
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Auditor Firm ID	1521
Auditor Name	EY S.p.A.
Auditor Location	Treviso, Italy
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Via Molinella 17
Entity Address, Postal Zip Code	35017
Entity Address, City or Town	Piombino Dese - Padua
Entity Address, Country	IT
Contact Personnel Name	Franco Moro
City Area Code	+39
Local Phone Number	049 931811